OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Assets

(US$ MILLIONS)	2017	2016
Current
Work in progress (1)	$195	$309
Prepayments and other assets	235	88
Total current	$430	$397
Non-current
Prepayments and other assets	$79	$21
Total non-current	$79	$21

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(1)	See Note 16 for additional information.